LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial (losses) gains arising from changes in financial assumptions, net defined benefit liability (asset)	£ (151)	£ 336
Guarantee provisions	316	319
Changes in expenses assumptions
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial (losses) gains arising from changes in financial assumptions, net defined benefit liability (asset)	(124)	208
Participating life insurance policy | Change in persistency assumptions
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial (losses) gains arising from changes in financial assumptions, net defined benefit liability (asset)	(74)	(67)
Participating life insurance policy | Change in current and future mortality and morbidity rates
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Actuarial (losses) gains arising from changes in financial assumptions, net defined benefit liability (asset)	52	164
Scottish Widows | Participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Additional costs of providing guaranteed benefits	£ 2,500
Scottish Widows | Participating life insurance policy
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Additional costs of providing guaranteed benefits		2,600
With-profit fund
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Percent of distributed profits (in percent)	90.00%
Non-profit fund | Participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Guarantee provisions	£ 65
Non-profit fund | Participating life insurance policy
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Narrative [Line Items]
Guarantee provisions		£ 64